Schedule of investments
Macquarie Tax-Free Arizona Fund	November 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.52%
Education Revenue Bonds — 27.59%
Arizona Industrial Development Authority Revenue
(Academies of Math & Science Projects) Series A 5.00% 7/1/51	1,000,000	$ 1,007,390
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	350,000	341,180
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	250,000	258,905
144A 6.00% 7/1/47 #	400,000	410,232
(Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects) Series A 5.00% 7/15/49	375,000	375,844
(Empower College Prep Project) 144A 6.00% 7/1/49 #	500,000	509,165
(Great Hearts Arizona Projects)
Series A 2.25% 7/1/46	1,000,000	675,710
Series A 2.375% 7/1/52	1,205,000	771,935
(KIPP NYC Public Charter Schools - Macombs Facility Project) Series A 4.00% 7/1/51	1,230,000	1,122,584
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	375,000	376,050
(Social Bonds - Equitable School) Series A 4.00% 11/1/50	1,600,000	1,561,376
Arizona State University Revenue System
Series A 5.00% 7/1/43	1,000,000	1,080,980
(Green Bonds) Series A 5.00% 7/1/54	1,000,000	1,095,590
City of Phoenix, Arizona Industrial Development Authority Revenue
(Great Hearts Academic Project) 5.00% 7/1/46	1,000,000	1,001,960
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project) Series A 144A 5.00% 7/1/40 #	250,000	253,768
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	1,200,000	1,232,916
(Creighton University Project) 4.00% 7/1/50	1,000,000	976,540
(Highland Prep Projects) Series A 4.00% 7/1/56	2,000,000	1,761,820
(Reid Traditional Schools Projects) 5.00% 7/1/47	785,000	787,645
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Schedule of investments
Macquarie Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Pima County, Arizona Industrial Development Authority Education Revenue
(Edkey Charter Schools Project) 144A 5.00% 7/1/55 #	750,000	$ 697,695
		16,299,285
Electric Revenue Bonds — 9.71%
Mesa, Arizona Utility System Revenue
4.00% 7/1/31	850,000	860,455
4.00% 7/1/42	550,000	557,364
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	55,000	28,875
Series AAA 5.25% 7/1/25 ‡	35,000	18,375
Series WW 5.00% 7/1/28 ‡	550,000	288,750
Series XX 4.75% 7/1/26 ‡	35,000	18,375
Series XX 5.75% 7/1/36 ‡	125,000	65,625
Series ZZ 4.75% 7/1/27 ‡	30,000	15,750
Series ZZ 5.25% 7/1/25 ‡	45,000	23,625
Salt River, Arizona Project Agricultural Improvement & Power District Electric System Revenue
Series A 5.00% 1/1/47	1,500,000	1,652,700
Series A 5.00% 1/1/50	1,000,000	1,091,770
Series B 5.25% 1/1/53	1,000,000	1,116,280
		5,737,944
Healthcare Revenue Bonds — 23.66%
Arizona Health Facilities Authority Hospital System Revenue
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/42	500,000	500,000
Arizona Industrial Development Authority Revenue
(Children's National Prince George's County Regional Medical Center) Series A 4.00% 9/1/46	2,250,000	2,160,675
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	145,000	121,800
(Great Lakes Senior Living Communities LLC Project Fourth Tier) 144A 7.75% 1/1/54 #	150,000	27,000
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49 ‡	55,000	41,800
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.125% 1/1/54 ‡	65,000	$ 49,400
(Great Lakes Senior Living Communities LLC Project Third Tier) Series C 144A 5.00% 1/1/49 #, ‡	500,000	275,000
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	1,000,000	988,040
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	150,000	138,897
5.25% 11/15/46	415,000	363,092
(Royal Oaks Inspirata Pointe Project) Series A 5.00% 5/15/56	1,000,000	967,670
(The Beatitudes Campus Project) 5.00% 11/15/45	200,000	173,954
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	275,000	260,065
Maricopa County, Arizona Industrial Development Authority Health Facilities Revenue
(Banner Health)
Series A 4.00% 1/1/41	1,000,000	1,005,400
Series F 4.00% 1/1/45	1,750,000	1,750,577
Maricopa County, Arizona Industrial Development Authority Hospital Revenue
(HonorHealth) Series A 3.00% 9/1/51	975,000	750,223
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	405,000	341,492
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(Hospital Auxilio Mutuo Obligated Group Project)
4.00% 7/1/39	325,000	308,763
5.00% 7/1/30	105,000	113,193
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project) Series A 144A 6.125% 10/1/52 #	800,000	517,536
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Schedule of investments
Macquarie Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Yavapai County, Arizona Industrial Development Authority Hospital Facility Revenue
(Yavapai Regional Medical Center)
3.125% 8/1/43	1,250,000	$ 1,047,650
4.00% 8/1/43	1,500,000	1,478,085
Yuma, Arizona Industrial Development Authority Hospital Revenue
(Yuma Regional Medical Center)
Series A 5.00% 8/1/32	295,000	295,384
Series A 5.25% 8/1/32	300,000	300,450
		13,976,146
Housing Revenue Bond — 0.96%
Pima County, Industrial Development Authority Revenue
Series D-1 4.65% 7/1/54	550,000	564,746
		564,746
Industrial Development Revenue/Pollution ControlRevenue Bonds — 6.79%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	450,000	13,500
Series A 144A 7.75% 7/1/50 #, ‡	285,000	8,550
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) Second Subseries 5.00% 9/1/52 (AMT) •	750,000	770,782
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed) Series A 8.21% 5/15/57 ^	15,000,000	1,004,400
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	2,000,000	2,214,160
		4,011,392
Lease Revenue Bonds — 2.55%
Arizona Game & Fish Department & Community Beneficial Interest Certificates Revenue
(Administration Building Project) 5.00% 7/1/32	1,000,000	1,001,280
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Tucson and Pima County, Arizona Industrial Development Authority Revenue
Series A 4.70% 7/1/43	490,000	$ 503,240
		1,504,520
Local General Obligation Bonds — 3.92%
City of Goodyear, Arizona
3.00% 7/1/39	750,000	691,365
Maricopa County, Arizona Unified School District No. 95 Queen Creek
(School Improvement Project) 4.00% 7/1/35	500,000	515,370
Phoenix, Arizona Various Purpose General Obligation Bond
Series A 5.00% 7/1/45	1,000,000	1,112,500
		2,319,235
Special Tax Revenue Bonds — 15.64%
City of Bullhead, Arizona Excise Taxes Revenue
2.55% 7/1/46	1,000,000	730,460
4.00% 7/1/52	1,035,000	1,019,817
Commonwealth of Puerto Rico Revenue
1.711% 11/1/51 •	101,120	64,590
3.081% 11/1/43 •	1,196,556	740,370
GDB Debt Recovery Authority of Puerto Rico Revenue
(Taxable) 7.50% 8/20/40	1,734,210	1,695,190
Matching Fund Special Purpose Securitization, Virgin Islands Revenue
Series A 5.00% 10/1/32	300,000	315,045
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 5.565% 7/1/51 ^	3,179,000	789,568
Series A-1 5.615% 7/1/46 ^	1,180,000	399,760
(Restructured)
Series A-1 4.75% 7/1/53	2,485,000	2,487,336
Series A-2 4.329% 7/1/40	1,000,000	1,000,000
		9,242,136
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Schedule of investments
Macquarie Tax-Free Arizona Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds — 5.85%
City of Phoenix, Arizona Civic Improvement Airport Revenue
(Junior Lien)
Series B 4.00% 7/1/37 (AMT)	2,250,000	$ 2,254,972
Series B 5.00% 7/1/49 (AMT)	400,000	413,616
(Senior Lien) 4.00% 7/1/48 (AMT)	500,000	486,825
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-3 6.75% 1/1/46 (AMT)	250,000	301,738
		3,457,151
Water & Sewer Revenue Bond — 0.85%
Goodyear, Arizona Water & Sewer Revenue
Second Series 4.00% 7/1/45 (AGM)	500,000	501,800
		501,800
Total Municipal Bonds (cost $59,191,830)		57,614,355

Short-Term Investments — 0.74%
Variable Rate Demand Notes — 0.74%¤
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series B 2.00% 2/1/48 (LOC - TD. Bank)	65,000	65,000
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 1.85% 11/15/52 (SPA - Northern Trust)	375,000	375,000
Total Short-Term Investments (cost $440,000)		440,000
Total Value of Securities—98.26% (cost $59,631,830)		58,054,355

Receivables and Other Assets Net of Liabilities—1.74%		1,025,367
Net Assets Applicable to 5,615,687 Shares Outstanding—100.00%		$59,079,722
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2024, the aggregate value of Rule 144A securities was $5,262,989, which represents 8.91% of the Fund’s net assets.
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(Unaudited)
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
USD – US Dollar
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